Cover	Feb. 27, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2025
Entity File Number	000-31705
Entity Registrant Name	GHST World Inc.
Entity Central Index Key	0001121795
Entity Tax Identification Number	91-2007477
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3001 PGA Boulevard
Entity Address, Address Line Two	Suite 305
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	561
Local Phone Number	686-3307
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false